SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill, Lease and Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment of goodwill	$ 0	$ 0	$ 0
Impairment loss on equity securities without readily determinable fair values	0	600,000	0
Impairment loss on available-for-sale investments	472,605	0	150,978
Impairment losses on its equity method investment	$ 175,000	$ 0	$ 0
Maximum
Remaining lease terms (in years)	6 years